FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 5:-	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, the Company measures its money market funds, marketable securities and foreign currency derivative contracts at fair value. Money market funds and marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2018
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$50,230	-	$50,230

Marketable securities:
Government and corporate debentures - fixed interest rate	-	2,997,250	2,997,250
Government-sponsored enterprises debentures	-	609,881	609,881
Government and corporate debentures - floating interest rate	-	122,856	122,856
Foreign currency derivative contracts	-	846	846

Total financial assets	$50,230	$3,730,833	$3,781,063

	December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$58,344	$-	$58,344

Marketable securities:
Government and corporate debentures - fixed interest rate	-	2,995,934	2,995,934
Government-sponsored enterprises debentures	-	532,609	532,609
Government and corporate debentures - floating interest rate	-	74,038	74,038
Foreign currency derivative contracts	-	160	160

Total financial assets	$58,344	$3,602,741	$3,661,085